Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 108,805,302	$ 14,972,108	¥ 69,039,405	¥ 35,370,208
Cost of revenues	(91,812,080)	(12,633,763)	(49,526,432)	(26,436,102)
Gross profit	16,993,222	2,338,345	19,512,973	8,934,106
Operating expenses
Selling and marketing expenses	(1,597,633)	(219,842)	(1,687,227)	(1,537,381)
General and administrative expenses	(1,338,931)	(184,243)	(7,170,716)	(4,595,996)
Total operating expenses	(2,936,564)	(404,085)	(8,857,943)	(6,133,377)
Income from operations	14,056,658	1,934,260	10,655,030	2,800,729
Other (expenses)/income, net
Financial expenses, net	(225,227)	(30,992)	(450,342)	(437,995)
Government subsidies	1,000,065	137,614	340
Other income, net	114,891	15,810	235,423	230,792
Total other (expenses)/income, net	889,729	122,432	(214,579)	(207,203)
Income before income tax expenses	14,946,387	2,056,692	10,440,451	2,593,526
Income tax expenses	(3,736,864)	(514,210)	(2,622,691)	(107,112)
Net income	11,209,523	1,542,482	7,817,760	2,486,414
Total comprehensive income	¥ 11,209,523	$ 1,542,482	¥ 7,817,760	¥ 2,486,414
Net profit per share basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.12	$ 0.15	¥ 0.78	¥ 0.25
Net profit per share diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.12	$ 0.15	¥ 0.78	¥ 0.25
Weighted average shares outstanding used in calculating basic loss per share (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000
Weighted average shares outstanding used in calculating diluted loss per share (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000